Summary of Significant Accounting Policies (Narrative) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Percentage of inventories valued using the last-in, first-out (LIFO)	45.00%	47.00%